UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — 62.6%
Airlines(a) — 0.3%
Continental Airlines, Inc. (A-/Baa2)
$300,000	9.000%		07/08/16	$300,000

Automotive — 4.7%
Ford Motor Credit Co. LLC (CCC+/Caa1)
4,000,000	7.875		06/15/10	3,820,000
500,000	9.750		09/15/10	480,000

				4,300,000

Automotive Parts(a) — 1.6%
The Goodyear Tire & Rubber Co. (B+/B1)
1,000,000	8.625		12/01/11	990,000
500,000	10.500		05/15/16	505,000

				1,495,000

Capital Goods(a) — 1.1%
Terex Corp. (BB-/B2)
1,000,000	10.875		06/01/16	1,000,000

Energy — Exploration & Production — 12.6%
Canadian Oil Sands Trust (BBB/Baa2)(a)(b)
750,000	7.750		05/15/19	766,826
Chesapeake Energy Corp. (BB/Ba3)
1,500,000	9.500		02/15/15	1,529,970
1,000,000	6.375	(a)	06/15/15	890,000
1,500,000	2.250	(a)(c)	12/15/38	915,000
KCS Energy, Inc. (B/B3)(a)
1,422,000	7.125		04/01/12	1,343,790
PetroHawk Energy Corp. (B/B3)(a)
1,000,000	9.125		07/15/13	995,000
Plains Exploration & Production Co. (BB/B1)(a)
250,000	7.750		06/15/15	234,063
1,725,000	10.000		03/01/16	1,772,437
Quicksilver Resources, Inc. (B/B2)(a)
250,000	11.750		01/01/16	258,125
Range Resources Corp. (BB/Ba3)(a)
500,000	7.250		05/01/18	467,500
SandRidge Energy, Inc. (B-/B3)(a)(b)
500,000	9.875		05/15/16	478,750
Southwestern Energy Co. (BB+/Ba2)(a)(b)
540,000	7.500		02/01/18	519,750
Whiting Petroleum Corp. (BB-/B1)(a)
1,000,000	7.250		05/01/12	957,500
500,000	7.250		05/01/13	473,750

				11,602,461

Finance — 6.7%
GMAC LLC (CCC/Ca)
500,000	4.750	(b)	09/14/09	486,250
3,500,000	7.750		01/19/10	3,456,250
SLM Corp. (BBB-/Ba1)
500,000	4.000		01/15/10	488,634
1,900,000	1.252	(d)	07/26/10	1,725,901

				6,157,035

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Gaming(a)(b) — 1.7%
MGM Mirage, Inc. (B/B1)
$1,450,000	10.375%	05/15/14	$1,518,875

Health Care — Medical Products(a) — 2.2%
Bausch & Lomb, Inc. (B/Caa1)
385,000	9.875	11/01/15	367,675
Hologic, Inc. (BB-)(c)
1,000,000	2.000 (e)	12/15/37	706,640
Inverness Medical Innovations, Inc. (B-/B3)
1,000,000	9.000	05/15/16	970,000

			2,044,315

Health Care — Services(a) — 6.3%
Community Health Systems, Inc. (B/B3)
500,000	8.875	07/15/15	496,250
DaVita, Inc. (B+/B1)
500,000	6.625	03/15/13	471,250
HCA, Inc. (B-/Caa1)
2,000,000	7.875	02/01/11	1,967,500
HCA, Inc. (BB-/B2)(f)
500,000	9.625	11/15/16	497,500
HCA, Inc. (BB/Ba3)(b)
1,975,000	8.500	04/15/19	1,925,625
LifePoint Hospitals, Inc. (B)
500,000	3.500	05/15/14	401,002

			5,759,127

Media(a) — 1.0%
DIRECTV Holdings LLC (BB/Ba2)
1,000,000	6.375	06/15/15	920,000

Media — Broadcasting & Radio(a)(b) — 1.4%
Univision Communications, Inc. (B-/B2)
250,000	12.000	07/01/14	245,625
XM Satellite Radio, Inc. (B/Caa1)
1,000,000	11.250	06/15/13	992,500

			1,238,125

Media — Cable — 2.7%
Charter Communications Operating LLC (D/B1)(a)(b)(g)
1,500,000	10.375	04/30/14	1,436,250
CSC Holdings, Inc. Series B (BB/Ba3)
1,000,000	7.625	04/01/11	990,000

			2,426,250

Metals & Mining(a) — 0.6%
Allegheny Technologies, Inc. (BBB-/Baa3)
475,000	9.375	06/01/19	503,361

Packaging(a) — 3.2%
Crown Americas LLC (BB-/B1)
1,750,000	7.625	11/15/13	1,706,250
Owens-Brockway Glass Container, Inc. (BB/Ba3)
750,000	6.750	12/01/14	716,250
Sealed Air Corp. (BB+/Baa3)(b)
500,000	7.875	06/15/17	497,130

			2,919,630

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Paper(a)(b) — 2.6%
Georgia-Pacific LLC (BB-/Ba3)
$2,500,000	8.250%	05/01/16	$2,425,000

Restaurants(a)(b) — 0.5%
Wendy’s/Arby’s Restaurants LLC (B+/B2)
500,000	10.000	07/15/16	478,125

Retailers(a) — 2.6%
GameStop Corp. (BB+/Ba1)
1,000,000	8.000	10/01/12	1,007,500
Macy’s Retail Holdings, Inc. (BB+/Ba2)
500,000	6.625	04/01/11	483,354
1,000,000	5.350	03/15/12	910,000

			2,400,854

Services Cyclical — Consumer Services(a) — 0.5%
Service Corp. International (BB-/B1)
500,000	7.000	06/15/17	458,125

Services Cyclical — Rental Equipment(a) — 1.6%
RSC Equipment Rental, Inc. (BB-/B1)(b)
375,000	10.000	07/15/17	375,000
United Rentals North America, Inc. (B/B2)(b)
500,000	10.875	06/15/16	480,000
United Rentals North America, Inc. (CCC+/Caa1)(c)
700,000	1.875	10/15/23	642,250

			1,497,250

Technology(a)(c)(h) — 0.5%
ON Semiconductor Corp. (B+)
500,000	0.000	04/15/24	476,250

Telecommunications(a) — 4.3%
Citizens Communications Co. (BB/Ba2)
1,500,000	9.250	05/15/11	1,569,375
Qwest Corp. (BBB-/Ba1)(b)
1,500,000	8.375	05/01/16	1,441,875
Windstream Corp. (BB/Ba3)
1,000,000	8.125	08/01/13	967,500

			3,978,750

Telecommunications — Cellular(a) — 2.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Ba1)(b)
1,000,000	7.750	05/01/17	975,000
Sprint Capital Corp. (BB/Ba2)
1,500,000	7.625	01/30/11	1,485,000

			2,460,000

Tobacco — 1.2%
Altria Group, Inc. (BBB/Baa1)
919,000	9.700	11/10/18	1,053,584

TOTAL CORPORATE BONDS			$57,412,117

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock — 0.6%
Whiting Petroleum Corp. (B-)
5,500	6.250%	12/31/49	$542,520

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$57,954,637

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(i) — 49.1%
Joint Repurchase Agreement Account II
$45,100,000	0.073%	07/01/09	$45,100,000
Maturity Value: $45,100,091

TOTAL INVESTMENTS — 112.3%			$103,054,637

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.3)%			(11,260,335)

NET ASSETS — 100.0%			$91,794,302

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,042,581, which represents approximately 16.4% of net assets as of June 30, 2009.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(e) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2009.
(f) Pay-in-kind security.
(g) Security is currently in default and/or non-income producing.
(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Security Ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
INTEREST RATE SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by
Swap Counterparty	(000s)	Date	the Fund	the Fund	Market Value*

Deutsche Bank Securities, Inc.	$300	06/17/14	3 month LIBOR	3.162%	$(3,183)
	775	06/22/19	3 month LIBOR	4.116	(24,966)
	700	06/26/19	3 month LIBOR	3.957	(12,827)

TOTAL					$(40,976)

* There are no upfront payments on the swaps listed above, therefore the unrealized loss on the swap contracts is equal to their market value.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$103,058,705

Gross unrealized gain	277,741
Gross unrealized loss	(281,809)

Net unrealized security loss	$(4,068)

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Fund is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
The following is a summary of the Fund’s investments categorized in the fair value hierarchy:

	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$—	$542,520	$—
Fixed Income
Corporate Bonds	—	57,412,117	—
Short-term Investments	—	45,100,000	—

Total	$—	$103,054,637	$—

Liabilities
Derivatives	$—	$(40,976)	$—

Derivatives — The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. On June 30, 2009, the Fund adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Fund’s derivatives and hedging activities. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The Fund may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Fund may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, which are recorded as a realized gain or loss ratably beginning on the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses on the Statement of Operations. The Fund may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Repurchase Agreements — The Fund may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period that the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2009, the Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $45,100,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	0.02%	07/01/09	$1,500,000,833

Banc of America Securities LLC	2,000,000,000	0.10	07/01/09	2,000,005,556

Barclays Capital, Inc.	1,650,000,000	0.01	07/01/09	1,650,000,458

Barclays Capital, Inc.	1,650,000,000	0.10	07/01/09	1,650,004,583

Citigroup Global Markets, Inc.	2,500,000,000	0.10	07/01/09	2,500,006,945

Credit Suisse Securities (USA) LLC	2,000,000,000	0.02	07/01/09	2,000,001,111

Credit Suisse Securities (USA) LLC	1,950,000,000	0.11	07/01/09	1,950,005,958

Deutsche Bank Securities, Inc.	1,250,000,000	0.09	07/01/09	1,250,003,125

JPMorgan Securities	1,762,300,000	0.01	07/01/09	1,762,300,490

JPMorgan Securities	2,950,000,000	0.09	07/01/09	2,950,007,375

Merrill Lynch & Co., Inc.	1,000,000,000	0.07	07/01/09	1,000,001,944

Morgan Stanley & Co.	1,350,000,000	0.07	07/01/09	1,350,002,625

RBS Securities, Inc.	500,000,000	0.12	07/01/09	500,001,667

UBS Securities LLC	1,125,000,000	0.11	07/01/09	1,125,003,438

Wachovia Capital Markets	550,000,000	0.12	07/01/09	550,001,833

TOTAL				$23,737,347,941

At June 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.875% to 5.770%, due 10/07/13 to 08/03/37; Federal Home Loan Bank, 5.250% to 7.125%, due 02/12/16 to 02/15/30; Federal Home Loan Mortgage Corp., 4.000% to 9.000%, due 05/01/10 to 07/01/39; Federal National Mortgage Association, 3.500% to 16.000%, due 07/01/09 to 06/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000%, due 05/15/20; Government National Mortgage Association, 3.500% to 7.000%, due 04/15/27 to 05/15/49; U.S. Treasury Bills, 0.000%, due 10/08/09; U.S. Treasury Inflation Protected Securities, 1.250% to 4.250%, due 01/15/10 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/15/09 to 04/15/29, U.S. Treasury Notes, 0.875% to 7.250%, due 09/30/09 to 02/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/09 to 04/15/29. The aggregate market value of the collateral, including accrued interest, was $24,304,574,925.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 28, 2009

* Print the name and title of each signing officer under his or her signature.